Other Liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Currency1 [Line Items]
Other liabilities	$ 1,618		$ 332
Clinical Trial
Currency1 [Line Items]
Other receivables	5,000
Other liabilities	$ 1,618	$ 1,125	$ 298	$ 225